Revenue - Summary of Revenue by Type of Good or Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	$ 1,673,922	$ 1,021,037	$ 602,384
Digital Platform Services Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	1,033,156	701,246	488,995
Digital Platform Services Revenue | Third-Party
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	637,568	496,040	378,826
Digital Platform Services Revenue | First-Party
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	395,588	205,206	110,169
Digital Platform Fulfilment Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	213,228	127,960	97,794
Brand Platform Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	390,014	164,210
In-Store Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	$ 37,524	$ 27,621	$ 15,595